RATE-REGULATED BUSINESSES - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2014
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment	$ 1.2
Regulatory liability, amortization period	4 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity	10.10%
Deemed common equity, percent	40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity	10.10%
Deemed common equity, percent	40.00%
Unanimous negotiated settlement period		6 years